LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2020
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Gansu QLS acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000  ($176,121 equivalent) in 2017, RMB1,658,750  ($253,596 equivalent) in 2018, and RMB441,250  ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method.

Equity method investment consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Equity method investment:
Cost of equity method investment	485,059	462,295
Profit (loss) from equity method investment	112,538	77,385
Dividend Distribution received	(57,080)	—
Total long-term investment	$540,517	$539,680

The investment income attributable to the equity investment of $32,093,  $89,197 and $8,309 for the years ended September 30, 2020, 2019 and 2018, respectively, were included in other income (expense) on the statement of income and comprehensive income.